                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:   12/31/05
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     2/13/06
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:     $236,537
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                     FORM 13F INFORMATION TABLE - BIRINYI ASSOCIATES 12/31/05

                 Column 1                   Column 2     Column 3  Column 4        Column 5          Column 6        Column 8
---------------------------------------- -------------- --------- --------- ----------------------- ---------- -------------------
                                                                                                                 Voting authority
                  Name of                                           Value   Shrs or                 Investment -------------------
                   Issuer                Title of class   CUSIP   (x $1000) prn amt SH/PRN Put/Call discretion   Sole  Shared None
---------------------------------------- -------------- --------- --------- ------- ------ -------- ---------- ------- ------ ----
SPDR Trust Series 1                           ETF       78462F103   $23,745 190,710                    SOLE    190,710
Google Inc                               COMMON STOCK   38259P508   $15,329  36,950                    SOLE     36,950
Rydex S&P Equal Weight ETF                    ETF       78355W106    $6,098  36,750                    SOLE     36,750
Exxon Mobil Corp                         COMMON STOCK   30231G102    $5,432  96,700                    SOLE     96,700
Berkshire Hathaway Inc                   COMMON STOCK   084670108    $4,785      54                    SOLE         54
Altria Group Inc                         COMMON STOCK   02209S103    $4,704  62,950                    SOLE     62,950
General Electric Co                      COMMON STOCK   369604103    $4,595 131,086                    SOLE    131,086
Citigroup Inc                            COMMON STOCK   172967101    $4,297  88,543                    SOLE     88,543
DIAMONDS Trust Series I                       ETF       252787106    $4,192  39,200                    SOLE     39,200
Chevron Corp                             COMMON STOCK   166764100    $3,741  65,900                    SOLE     65,900
Apple Computer Inc                       COMMON STOCK   037833100    $3,591  49,950                    SOLE     49,950
American Express Co                      COMMON STOCK   025816109    $3,203  62,250                    SOLE     62,250
Goldman Sachs Group Inc                  COMMON STOCK   38141G104    $2,912  22,800                    SOLE     22,800
Consolidated Edison Inc                  COMMON STOCK   209115104    $2,819  60,850                    SOLE     60,850
Progressive Corp/The                     COMMON STOCK   743315103    $2,809  24,050                    SOLE     24,050
3M Co                                    COMMON STOCK   88579Y101    $2,640  34,070                    SOLE     34,070
Yahoo! Inc                               COMMON STOCK   984332106    $2,615  66,740                    SOLE     66,740
International Business Machines Corp     COMMON STOCK   459200101    $2,511  30,550                    SOLE     30,550
Caterpillar Inc                          COMMON STOCK   149123101    $2,369  41,000                    SOLE     41,000
Microsoft Corp                           COMMON STOCK   594918104    $2,350  89,850                    SOLE     89,850
United Technologies Corp                 COMMON STOCK   913017109    $2,348  42,000                    SOLE     42,000
eBay Inc                                 COMMON STOCK   278642103    $2,109  48,800                    SOLE     48,800
Bank of America Corp                     COMMON STOCK   060505104    $2,073  44,928                    SOLE     44,928
Johnson & Johnson                        COMMON STOCK   478160104    $1,995  33,200                    SOLE     33,200
SAN Juan Basin Royalty TR                   TRUST       798241105    $1,960  44,970                    SOLE     44,970
FedEx Corp                               COMMON STOCK   31428X106    $1,951  18,875                    SOLE     18,875
Chicago Mercantile Exchange
   Holdings Inc                          COMMON STOCK   167760107    $1,948   5,300                    SOLE      5,300
Sears Holdings Corp                      COMMON STOCK   812350106    $1,796  15,550                    SOLE     15,550
American International Group Inc         COMMON STOCK   026874107    $1,760  25,800                    SOLE     25,800
Washington Post Co/The                   COMMON STOCK   939640108    $1,683   2,200                    SOLE      2,200
Valero Energy Corp                       COMMON STOCK   91913Y100    $1,656  32,100                    SOLE     32,100
Procter & Gamble Co                      COMMON STOCK   742718109    $1,641  28,350                    SOLE     28,350
Lehman Brothers Holdings Inc             COMMON STOCK   524908100    $1,621  12,650                    SOLE     12,650
Merrill Lynch & Co Inc                   COMMON STOCK   590188108    $1,612  23,800                    SOLE     23,800
Oil Service HOLDRs Trust                 COMMON STOCK   678002106    $1,546  12,000                    SOLE     12,000
Dell Inc                                 COMMON STOCK   24702R101    $1,533  51,170                    SOLE     51,170
Schlumberger Ltd                         COMMON STOCK   806857108    $1,511  15,550                    SOLE     15,550
Aetna Inc                                COMMON STOCK   00817Y108    $1,415  15,000                    SOLE     15,000
ConocoPhillips                           COMMON STOCK   20825C104    $1,404  24,134                    SOLE     24,134
People's Bank/Bridgeport CT              COMMON STOCK   710198102    $1,378  44,378                    SOLE     44,378
Wal-Mart Stores Inc                      COMMON STOCK   931142103    $1,376  29,402                    SOLE     29,402
Bear Stearns Cos Inc/The                 COMMON STOCK   073902108    $1,357  11,750                    SOLE     11,750
Boeing Co                                COMMON STOCK   097023105    $1,356  19,300                    SOLE     19,300
Dow Chemical Co/The                      COMMON STOCK   260543103    $1,347  30,750                    SOLE     30,750
Deere & Co                               COMMON STOCK   244199105    $1,158  17,000                    SOLE     17,000
Tyco International Ltd                   COMMON STOCK   902124106    $1,107  38,350                    SOLE     38,350
UST Inc                                  COMMON STOCK   902911106    $1,102  27,000                    SOLE     27,000
Texas Instruments Inc                    COMMON STOCK   882508104    $1,065  33,200                    SOLE     33,200
Morgan Stanley                           COMMON STOCK   617446448      $999  17,600                    SOLE     17,600
Amgen Inc                                COMMON STOCK   031162100      $995  12,622                    SOLE     12,622
Unilever NV                                   ADR       904784709      $968  14,100                    SOLE     14,100
Phelps Dodge Corp                        COMMON STOCK   717265102      $899   6,250                    SOLE      6,250
Pfizer Inc                               COMMON STOCK   717081103      $872  37,375                    SOLE     37,375
Qualcomm Inc                             COMMON STOCK   747525103      $825  19,150                    SOLE     19,150
Whole Foods Market Inc                   COMMON STOCK   966837106      $820  10,600                    SOLE     10,600
Intel Corp                               COMMON STOCK   458140100      $814  32,600                    SOLE     32,600
iShares Lehman Treasury Inflation
   Protected Securities Fund                  ETF       464287176      $797   7,750                    SOLE      7,750
Vornado Realty Trust                         REIT       929042109      $780   9,350                    SOLE      9,350
McDonald's Corp                          COMMON STOCK   580135101      $771  22,850                    SOLE     22,850
iShares Lehman 7-10 Year
   Treasury Bond Fund                         ETF       464287440      $696   8,300                    SOLE      8,300
AT&T Inc                                 COMMON STOCK   00206R102      $548  22,383                    SOLE     22,383
Cummins Inc                              COMMON STOCK   231021106      $538   6,000                    SOLE      6,000
Alliance Capital Management
   Holding LP                            COMMON STOCK   01855A101      $537   9,500                    SOLE      9,500
Amazon.Com Inc                           COMMON STOCK   023135106      $519  11,000                    SOLE     11,000
Eli Lilly & Co                           COMMON STOCK   532457108      $509   9,000                    SOLE      9,000
Best Buy Co Inc                          COMMON STOCK   086516101      $500  11,500                    SOLE     11,500
Countrywide Financial Corp                PARTNERSHIP   222372104      $496  14,500                    SOLE     14,500
KB Home                                  COMMON STOCK   48666K109      $436   6,000                    SOLE      6,000
JPMorgan Chase & Co                      COMMON STOCK   46625H100      $399  10,050                    SOLE     10,050
iShares S&P SmallCap 600 Index
   Fund                                       ETF       464287804      $376   6,500                    SOLE      6,500
BJ Services Co                           COMMON STOCK   055482103      $367  10,000                    SOLE     10,000
Starwood Hotels & Resorts
   Worldwide Inc                         COMMON STOCK   85590A203      $351   5,500                    SOLE      5,500
Genentech Inc                            COMMON STOCK   368710406      $348   3,760                    SOLE      3,760
Meritage Homes Corp                      COMMON STOCK   59001A102      $346   5,500                    SOLE      5,500
Career Education Corp                    COMMON STOCK   141665109      $337  10,000                    SOLE     10,000
Coca-Cola Co/The                         COMMON STOCK   191216100      $316   7,839                    SOLE      7,839
Berkshire Hathaway Inc                   COMMON STOCK   084670207      $305     104                    SOLE        104
Ameriprise Financial Inc                 COMMON STOCK   03076C106      $301   7,330                    SOLE      7,330
Legg Mason Inc                           COMMON STOCK   524901105      $299   2,500                    SOLE      2,500
Cisco Systems Inc                        COMMON STOCK   17275R102      $295  17,225                    SOLE     17,225
Fannie Mae                               COMMON STOCK   313586109      $293   6,000                    SOLE      6,000
Verizon Communications Inc               COMMON STOCK   92343V104      $291   9,650                    SOLE      9,650
Peoples Energy Corp                      COMMON STOCK   711030106      $281   8,000                    SOLE      8,000
HCA Inc                                  COMMON STOCK   404119109      $278   5,500                    SOLE      5,500
Wyeth                                    COMMON STOCK   983024100      $276   6,000                    SOLE      6,000
Beazer Homes USA Inc                     COMMON STOCK   07556Q105      $270   3,700                    SOLE      3,700
iShares MSCI EAFE Index Fund                  ETF       464287465      $267   4,500                    SOLE      4,500
Brandywine Realty Trust                      REIT       105368203      $247   8,850                    SOLE      8,850
Kellogg Co                               COMMON STOCK   487836108      $216   5,000                    SOLE      5,000
Medimmune Inc                            COMMON STOCK   584699102      $210   6,000                    SOLE      6,000
Nasdaq-100 Index Tracking Stock               ETF       631100104      $202   5,000                    SOLE      5,000
Raytheon Co                              COMMON STOCK   755111507      $201   5,000                    SOLE      5,000
Neomedia Technologies Inc                COMMON STOCK   640505103        $3  10,000                    SOLE     10,000
Aberdeen Asia Pacific Income Fd               PFD       003009206    $1,750      70                    SOLE         70
Muni Yield Qual 2 Pfd Seris 8                 PFD       62630T302    $2,325      93                    SOLE         93
Muni Vest Fd Inc PFD Series C                 PFD       626295406    $2,325      93                    SOLE         93
Van Kampen Merrit Cali Value PFD              PFD       92112B305    $3,500     140                    SOLE        140
Government of Canada 121/24                  Bond       016410357      $400 400,000                    SOLE    400,000